UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-22578

Vericimetry Funds

(Exact name of registrant as specified in charter)

1968 N. Lake Ave. #303

Altadena, CA 91001

(Address of principal executive offices) (Zip code)

Dr. Mendel Fygenson

1968 N. Lake Ave. #303

Altadena, CA 91001

(Name and address of agents for service)

Registrant's telephone number, including area code: (805) 570-1086

Date of fiscal year end: September 30

Date of reporting period: December 31, 2017

Item 1. Schedule of Investments

Vericimetry U.S. Small Cap Value Fund

SCHEDULE OF INVESTMENTS

As of December 31, 2017 (Unaudited)

	Number of Shares	Value

Common Stocks – 96.4%
Basic Materials – 4.8%
A Schulman, Inc.	8,650	$322,213
AgroFresh Solutions, Inc.*	12,700	93,980
Allegheny Technologies, Inc.*1	13,800	333,132
American Vanguard Corp.	8,400	165,060
Calgon Carbon Corp.	8,400	178,920
Carpenter Technology Corp.	18,500	943,315
Century Aluminum Co.*1	34,900	685,436
Chemours Co.	17,000	851,020
Clearwater Paper Corp.*	2,000	90,800
Commercial Metals Co.	38,900	829,348
CSW Industrials, Inc.*	2,960	136,012
Domtar Corp.	1,500	74,280
Ferroglobe PLC	17,500	283,500
Hecla Mining Co.	142,400	565,328
Huntsman Corp.	3,650	121,509
Innophos Holdings, Inc.	1,400	65,422
Innospec, Inc.	1,950	137,670
Intrepid Potash, Inc.*1	25,900	123,284
Kaiser Aluminum Corp.	4,913	524,954
KMG Chemicals, Inc.	5,031	332,448
Koppers Holdings, Inc.*	4,600	234,140
Kraton Corp.*	15,500	746,635
Kronos Worldwide, Inc.	22,100	569,517
Landec Corp.*	9,200	115,920
Materion Corp.	11,200	544,320
Mercer International, Inc.	21,200	303,160
Minerals Technologies, Inc.	2,500	172,125
Oil-Dri Corp. of America	1,400	58,100
Olin Corp.	18,670	664,279
OMNOVA Solutions, Inc.*	6,900	69,000
PH Glatfelter Co.	21,967	470,972
PolyOne Corp.	5,200	226,200
Rayonier Advanced Materials, Inc.[1]	14,150	289,368
Resolute Forest Products, Inc.*	22,200	245,310
Schnitzer Steel Industries, Inc. - Class A	10,800	361,800
Schweitzer-Mauduit International, Inc.	5,300	240,408
Stepan Co.	8,850	698,884
Tronox Ltd. - Class A	33,300	682,983
United States Steel Corp.[1]	15,700	552,483
Univar, Inc.*	5,400	167,184
Universal Stainless & Alloy Products, Inc.*	4,600	98,532
Valhi, Inc.	14,500	89,465

Vericimetry U.S. Small Cap Value Fund

SCHEDULE OF INVESTMENTS (Continued)

As of December 31, 2017 (Unaudited)

	Number of Shares	Value

COMMON STOCKS (Continued)
Basic Materials (Continued)
Verso Corp. - Class A*	9,200	$161,644
		14,620,060
Communications – 3.2%
1-800-Flowers.com, Inc. - Class A*	3,813	40,799
ADTRAN, Inc.	3,200	61,920
AH Belo Corp. - Class A	9,635	46,248
ATN International, Inc.	2,529	139,753
Aware, Inc.*	3,673	16,528
Beasley Broadcast Group, Inc. - Class A	4,700	62,980
Blucora, Inc.*	25,500	563,550
Boingo Wireless, Inc.*	4,200	94,500
Carvana Co.*	3,000	57,360
Chegg, Inc.*1	11,000	179,520
Comtech Telecommunications Corp.	9,100	201,292
Daily Journal Corp.*1	200	46,044
EchoStar Corp. - Class A*	4,800	287,520
eGain Corp.*	12,600	66,150
Entercom Communications Corp. - Class A	25,200	272,160
Entravision Communications Corp. - Class A	18,600	132,990
ePlus, Inc.*	8,680	652,736
EVINE Live, Inc.*	41,500	58,100
EW Scripps Co. - Class A*	13,216	206,566
Gannett Co., Inc.	38,600	447,374
Gray Television, Inc.*	31,700	530,975
GTT Communications, Inc.*	4,000	187,800
Hawaiian Telcom Holdco, Inc.*	1,100	33,946
Infinera Corp.*	9,400	59,502
Iridium Communications, Inc.*1	30,100	355,180
Lands' End, Inc.*1	8,700	170,085
Meet Group, Inc.*	31,600	89,112
Meredith Corp.	8,100	535,005
NeoPhotonics Corp.*1	13,100	86,198
NETGEAR, Inc.*	10,600	622,750
New Media Investment Group, Inc.	15,500	260,090
New York Times Co. - Class A	13,200	244,200
Oclaro, Inc.*1	8,950	60,323
PC-Tel, Inc. *	13,300	98,021
Perficient, Inc.*	2,900	55,303
Preformed Line Products Co.	1,100	78,155
Proofpoint, Inc.*	1,800	159,858
QuinStreet, Inc.*	15,600	130,728
Saga Communications, Inc. - Class A1	2,700	109,215
Scholastic Corp.	14,430	578,787

Vericimetry U.S. Small Cap Value Fund

SCHEDULE OF INVESTMENTS (Continued)

As of December 31, 2017 (Unaudited)

	Number of Shares	Value

COMMON STOCKS (Continued)
Communications (Continued)
Spok Holdings, Inc.	18,100	$283,265
TechTarget, Inc.*	9,300	129,456
Telephone & Data Systems, Inc.	15,200	422,560
TiVo Corp.	17,460	272,376
Tribune Media Co. - Class A	3,900	165,633
VASCO Data Security International, Inc.*	6,900	95,910
ViaSat, Inc.*1	2,900	217,065
Vonage Holdings Corp.*	20,800	211,536
		9,877,124
Consumer, Cyclical – 17.1%
Abercrombie & Fitch Co. - Class A1	28,500	496,755
AMC Entertainment Holdings, Inc. - Class A1	5,900	89,090
America's Car-Mart, Inc.*1	3,700	165,205
American Axle & Manufacturing Holdings, Inc.*	26,000	442,780
American Eagle Outfitters, Inc.	28,600	537,680
Anixter International, Inc.*	4,300	326,800
Asbury Automotive Group, Inc.*	1,000	64,000
Ascena Retail Group, Inc.*	53,400	125,490
AV Homes, Inc.*	8,620	143,523
Barnes & Noble Education, Inc.*	9,100	74,984
Barnes & Noble, Inc.	29,100	194,970
Bassett Furniture Industries, Inc.	4,050	152,280
Beacon Roofing Supply, Inc.*	5,910	376,822
Beazer Homes USA, Inc.*	20,700	397,647
Bed Bath & Beyond, Inc.	4,100	90,159
Belmond Ltd. - Class A*	24,550	300,737
Big 5 Sporting Goods Corp.[1]	8,000	60,800
Big Lots, Inc.	3,000	168,450
Biglari Holdings, Inc.*	100	41,440
Blue Bird Corp.*	2,000	39,800
Boot Barn Holdings, Inc.*1	18,300	303,963
Boyd Gaming Corp.[1]	15,400	539,770
Buckle, Inc.[1]	17,300	410,875
Burlington Stores, Inc.*	2,300	282,969
Caesars Entertainment Corp.*	45,025	569,566
Caleres, Inc.	20,200	676,296
Callaway Golf Co.	15,450	215,219
Carrols Restaurant Group, Inc.*	12,100	147,015
Cato Corp. - Class A	13,900	221,288
Cavco Industries, Inc.*	600	91,560
Century Casinos, Inc.*	5,600	51,128
Century Communities, Inc.*	7,972	247,929
Chico's FAS, Inc.	31,300	276,066

Vericimetry U.S. Small Cap Value Fund

SCHEDULE OF INVESTMENTS (Continued)

As of December 31, 2017 (Unaudited)

	Number of Shares	Value

COMMON STOCKS (Continued)
Consumer, Cyclical (Continued)
Children's Place, Inc.	5,540	$805,239
Choice Hotels International, Inc.[1]	4,800	372,480
Churchill Downs, Inc.	960	223,392
Citi Trends, Inc.	9,200	243,432
Clarus Corp.*	18,900	148,365
Columbia Sportswear Co.	10,816	777,454
Commercial Vehicle Group, Inc.*	8,600	91,934
Conn's, Inc.*1	8,000	284,400
Container Store Group, Inc.*	11,000	52,140
Cooper Tire & Rubber Co.	6,200	219,170
Cooper-Standard Holdings, Inc.*	5,150	630,875
Copa Holdings S.A. - Class A	2,200	294,932
Crocs, Inc.*	16,600	209,824
Dana, Inc.	18,800	601,788
Dave & Buster's Entertainment, Inc.*	2,800	154,476
Deckers Outdoor Corp.*	8,900	714,225
Del Frisco's Restaurant Group, Inc.*	4,600	70,150
Del Taco Restaurants, Inc.*	9,400	113,928
Delta Apparel, Inc.*	6,000	121,200
Denny's Corp.*	5,700	75,468
Dick's Sporting Goods, Inc.	8,300	238,542
Dillard's, Inc. - Class A1	5,600	336,280
Dixie Group, Inc.*	7,600	29,260
Douglas Dynamics, Inc.	2,500	94,500
DSW, Inc. - Class A	22,000	471,020
Educational Development Corp.	2,838	53,780
Eldorado Resorts, Inc.*	12,272	406,817
Express, Inc.*	31,500	319,725
EZCORP, Inc. - Class A*	29,700	362,340
Fiesta Restaurant Group, Inc.*	4,800	91,200
Finish Line, Inc. - Class A	15,500	225,215
FirstCash, Inc.	11,208	755,980
Flexsteel Industries, Inc.	2,172	101,606
Foundation Building Materials, Inc.*	4,100	60,639
Fox Factory Holding Corp.*	4,200	163,170
Fred's, Inc. - Class A1	12,000	48,600
G-III Apparel Group Ltd.*	15,100	557,039
Gaia, Inc.*	7,700	95,480
GameStop Corp. - Class A	19,100	342,845
Genesco, Inc.*	6,400	208,000
Golden Entertainment, Inc.*	12,000	391,800
Green Brick Partners, Inc.*	7,898	89,247
Group 1 Automotive, Inc.	10,600	752,282
Guess?, Inc.	46,450	784,076

Vericimetry U.S. Small Cap Value Fund

SCHEDULE OF INVESTMENTS (Continued)

As of December 31, 2017 (Unaudited)

	Number of Shares	Value

COMMON STOCKS (Continued)
Consumer, Cyclical (Continued)
H&E Equipment Services, Inc.	6,700	$272,355
Hamilton Beach Brands Holding Co. - Class B	2,891	74,270
Haverty Furniture Cos., Inc.	3,600	81,540
Hawaiian Holdings, Inc.	5,112	203,713
Hibbett Sports, Inc.*	15,300	312,120
Hooker Furniture Corp.	4,860	206,307
Houston Wire & Cable Co.*	9,800	70,560
Hovnanian Enterprises, Inc. - Class A*	47,300	158,455
ILG, Inc.	24,500	697,760
Installed Building Products, Inc.*	3,100	235,445
Interface, Inc.	4,900	123,235
International Speedway Corp. - Class A	5,600	223,160
J. Jill, Inc.*	12,200	95,160
J.C. Penney Co., Inc.*1	61,100	193,076
Jack in the Box, Inc.	1,670	163,844
JetBlue Airways Corp.*	4,970	111,030
Johnson Outdoors, Inc. - Class A	4,300	266,987
KB Home	36,000	1,150,200
Kewaunee Scientific Corp.	1,300	37,700
Kimball International, Inc. - Class B	9,000	168,030
Kirkland's, Inc.*1	5,000	59,825
La Quinta Holdings, Inc.*	14,300	263,978
La-Z-Boy, Inc.	8,130	253,656
Lakeland Industries, Inc.*	5,200	75,660
LCI Industries	4,060	527,800
LGI Homes, Inc.*1	6,700	502,701
Lifetime Brands, Inc.	8,047	132,776
M/I Homes, Inc.*	14,900	512,560
Malibu Boats, Inc. - Class A*	3,300	98,109
Marcus Corp.	9,780	267,483
Marine Products Corp.	11,901	151,619
MarineMax, Inc.*	9,400	177,660
Marriott Vacations Worldwide Corp.	7,000	946,470
MDC Holdings, Inc.	27,226	867,965
Meritage Homes Corp.*	14,700	752,640
Meritor, Inc.*	13,600	319,056
Miller Industries, Inc.	5,025	129,645
Mobile Mini, Inc.	10,300	355,350
Modine Manufacturing Co.*	27,504	555,581
Monarch Casino & Resort, Inc.*	9,300	416,826
Movado Group, Inc.	8,950	288,190
Navistar International Corp.*	15,300	656,064
Office Depot, Inc.	102,600	363,204
Oxford Industries, Inc.	2,900	218,051

Vericimetry U.S. Small Cap Value Fund

SCHEDULE OF INVESTMENTS (Continued)

As of December 31, 2017 (Unaudited)

	Number of Shares	Value

COMMON STOCKS (Continued)
Consumer, Cyclical (Continued)
Party City Holdco, Inc.*1	15,000	$209,250
PC Connection, Inc.	13,242	347,073
Penn National Gaming, Inc.*	18,787	588,597
Perry Ellis International, Inc.*	17,100	428,184
PICO Holdings, Inc. *	3,200	40,960
Pier 1 Imports, Inc.	20,200	83,628
Pool Corp.	1,100	142,615
RCI Hospitality Holdings, Inc.	6,300	176,274
Reading International, Inc. - Class A*	11,989	200,216
Red Lion Hotels Corp.*	12,700	125,095
Red Rock Resorts, Inc. - Class A	9,400	317,156
Regis Corp.*	27,146	416,963
Rocky Brands, Inc.[1]	5,400	102,060
Rush Enterprises, Inc. - Class A*	17,337	880,893
Rush Enterprises, Inc. - Class B*	4,880	235,265
ScanSource, Inc.*	9,300	332,940
Scientific Games Corp. - Class A*	13,200	677,160
Shoe Carnival, Inc.	11,300	302,275
Skechers U.S.A., Inc. - Class A*	3,910	147,954
Skyline Corp.*1	3,400	43,690
SkyWest, Inc.	30,980	1,645,038
Sonic Automotive, Inc. - Class A	11,200	206,640
Spartan Motors, Inc.	14,327	225,650
Speedway Motorsports, Inc.	16,619	313,601
Spirit Airlines, Inc.*	5,700	255,645
Sportsman's Warehouse Holdings, Inc.*1	21,700	143,437
Standard Motor Products, Inc.	1,700	76,347
Steven Madden Ltd.*	6,900	322,230
Strattec Security Corp.	2,092	91,107
Superior Industries International, Inc.	11,300	167,805
Superior Uniform Group, Inc.	3,554	94,927
Systemax, Inc.	3,800	126,426
Tailored Brands, Inc.	21,200	462,796
Taylor Morrison Home Corp. - Class A*	16,300	398,861
Tilly's, Inc. - Class A	19,890	293,576
Titan International, Inc.	12,050	155,204
Titan Machinery, Inc.*	5,747	121,664
Toro Co.	2,200	143,506
Tower International, Inc.	10,000	305,500
TRI Pointe Group, Inc.*	33,800	605,696
Triton International Ltd./Bermuda*	13,500	505,575
Tuesday Morning Corp.*1	28,000	77,000
Unifi, Inc.*	5,497	197,177
UniFirst Corp.	4,500	742,050

Vericimetry U.S. Small Cap Value Fund

SCHEDULE OF INVESTMENTS (Continued)

As of December 31, 2017 (Unaudited)

	Number of Shares	Value

COMMON STOCKS (Continued)
Consumer, Cyclical (Continued)
Urban Outfitters, Inc.*	22,600	$792,356
Vera Bradley, Inc.*	13,500	164,430
Veritiv Corp.*	3,200	92,480
Vista Outdoor, Inc.*	10,100	147,157
Visteon Corp.*1	1,100	137,654
VOXX International Corp.*	6,900	38,640
Wabash National Corp.	15,600	338,520
Wendy's Co.	10,100	165,842
WESCO International, Inc.*	7,050	480,457
William Lyon Homes - Class A*	16,500	479,820
Winnebago Industries, Inc.	4,200	233,520
Wolverine World Wide, Inc.	12,200	388,936
Zoe's Kitchen, Inc.*	5,500	91,960
Zumiez, Inc.*	15,700	326,952
		52,599,617
Consumer, Non-cyclical – 11.8%
Aaron's, Inc.	14,100	561,885
ABM Industries, Inc.	5,950	224,434
ACCO Brands Corp.*	54,600	666,120
Acorda Therapeutics, Inc.*	9,400	201,630
Addus HomeCare Corp.*	2,000	69,600
Adtalem Global Education, Inc.	15,500	651,775
Alico, Inc.	1,900	56,050
Almost Family, Inc.*	3,100	171,585
American Public Education, Inc.*	8,200	205,410
American Renal Associates Holdings, Inc.*1	8,100	140,940
Amplify Snack Brands, Inc.*1	9,700	116,497
Analogic Corp.	2,800	234,500
Andersons, Inc.[1]	8,700	271,005
AngioDynamics, Inc.*	9,700	161,311
Anika Therapeutics, Inc.*	800	43,128
Ardelyx, Inc.*	13,800	91,080
Array BioPharma, Inc.*	9,100	116,480
Ascent Capital Group, Inc. - Class A*	3,500	40,215
Assembly Biosciences, Inc.*	3,323	150,366
B. Riley Financial, Inc.	4,300	77,830
Barrett Business Services, Inc.	1,700	109,633
CAI International, Inc.*	11,500	325,680
Career Education Corp.*	15,806	190,936
Carriage Services, Inc.	3,100	79,701
CBIZ, Inc.*	14,300	220,935
Central Garden & Pet Co. - Class A*	28,970	1,092,459
Chemed Corp.	1,300	315,926

Vericimetry U.S. Small Cap Value Fund

SCHEDULE OF INVESTMENTS (Continued)

As of December 31, 2017 (Unaudited)

	Number of Shares	Value

COMMON STOCKS (Continued)
Consumer, Non-cyclical (Continued)
Collectors Universe, Inc.	3,800	$108,832
CONMED Corp.	10,700	545,379
CorVel Corp.*	1,700	89,930
CRA International, Inc.	5,800	260,710
Cross Country Healthcare, Inc.*	4,300	54,868
CSS Industries, Inc.	5,500	153,065
Cutera, Inc.*	4,300	195,005
Darling Ingredients, Inc.*	57,500	1,042,475
Dean Foods Co.	24,800	286,688
Depomed, Inc.*	33,100	266,455
Diplomat Pharmacy, Inc.*1	7,600	152,532
Dynavax Technologies Corp.*1	6,100	114,070
Editas Medicine, Inc.*1	2,200	67,606
Emergent BioSolutions, Inc.*	2,100	97,587
Enanta Pharmaceuticals, Inc.*	4,400	258,192
Ennis, Inc.	12,100	251,075
Ensign Group, Inc.	5,340	118,548
Esperion Therapeutics, Inc.*1	1,600	105,344
Exactech, Inc.*	4,900	242,305
Exelixis, Inc.*	8,850	269,040
Franklin Covey Co.*	3,700	76,775
Fresh Del Monte Produce, Inc.	23,100	1,101,177
FTI Consulting, Inc.*	18,600	799,056
Grand Canyon Education, Inc.*	2,700	241,731
Great Lakes Dredge & Dock Corp.*	33,300	179,820
Green Dot Corp. - Class A*	15,100	909,926
Halyard Health, Inc.*	1,900	87,742
Harvard Bioscience, Inc.*	13,900	45,870
HealthEquity, Inc.*	1,600	74,656
Heidrick & Struggles International, Inc.	9,100	223,405
Hertz Global Holdings, Inc.*1	16,600	366,860
Huron Consulting Group, Inc.*	3,300	133,485
ICF International, Inc.*	8,798	461,895
ICU Medical, Inc.*	1,600	345,600
Ignyta, Inc.*	5,500	146,850
Immunomedics, Inc.*1	6,000	96,960
Impax Laboratories, Inc.*	11,800	196,470
Ingles Markets, Inc. - Class A	11,350	392,710
Innoviva, Inc.*1	12,300	174,537
Inogen, Inc.*	2,200	261,976
Inotek Pharmaceuticals Corp.*	51,900	135,459
Insmed, Inc.*	1,900	59,242
Insperity, Inc.	5,900	338,365
Insys Therapeutics, Inc.*1	8,700	83,694

Vericimetry U.S. Small Cap Value Fund

SCHEDULE OF INVESTMENTS (Continued)

As of December 31, 2017 (Unaudited)

	Number of Shares	Value

COMMON STOCKS (Continued)
Consumer, Non-cyclical (Continued)
Integer Holdings Corp.*	11,560	$523,668
Inter Parfums, Inc.	2,800	121,660
Invacare Corp.	11,200	188,720
iRadimed Corp.*1	3,300	49,995
John B Sanfilippo & Son, Inc.	3,168	200,376
K12, Inc.*1	10,750	170,925
Kelly Services, Inc. - Class A	16,800	458,136
Kindred Healthcare, Inc.	11,900	115,430
Korn/Ferry International	9,020	373,248
Lannett Co., Inc.*1	9,400	218,080
Lantheus Holdings, Inc.*	4,500	92,025
LendingTree, Inc.*1	2,700	919,215
LHC Group, Inc.*	6,600	404,250
LifePoint Health, Inc.*	6,800	338,640
MacroGenics, Inc.*	8,400	159,600
Magellan Health, Inc.*	10,700	1,033,085
Matthews International Corp. - Class A	2,130	112,464
McGrath RentCorp	8,035	377,484
Merit Medical Systems, Inc.*	7,000	302,400
MGP Ingredients, Inc.[1]	5,246	403,312
Molina Healthcare, Inc.*	3,000	230,040
MoneyGram International, Inc.*	7,800	102,804
Myriad Genetics, Inc.*	25,400	872,363
National HealthCare Corp.	2,800	170,632
Natural Alternatives International, Inc.*	5,100	52,658
Natural Grocers by Vitamin Cottage, Inc.*	13,000	116,090
Navigant Consulting, Inc.*	22,000	427,020
Omeros Corp.*1	6,600	128,238
On Assignment, Inc.*	1,000	64,270
PDL BioPharma, Inc.*	42,000	115,080
Perceptron, Inc.*	4,600	44,850
Post Holdings, Inc.*	1,450	114,883
Protagonist Therapeutics, Inc.*	3,200	66,560
PTC Therapeutics, Inc.*	2,100	35,028
Quad/Graphics, Inc.	12,725	287,585
RadNet, Inc.*	13,169	133,007
RCM Technologies, Inc.	4,400	27,676
Resources Connection, Inc.	8,100	125,145
RPX Corp.	30,800	413,952
S&W Seed Co.*1	8,500	33,150
Sanderson Farms, Inc.	5,050	700,839
Sarepta Therapeutics, Inc.*	1,600	89,024
Seaboard Corp.	64	282,240
Select Medical Holdings Corp.*	48,949	863,950

Vericimetry U.S. Small Cap Value Fund

SCHEDULE OF INVESTMENTS (Continued)

As of December 31, 2017 (Unaudited)

	Number of Shares	Value

COMMON STOCKS (Continued)
Consumer, Non-cyclical (Continued)
Seneca Foods Corp. - Class A*	5,000	$153,750
Smart & Final Stores, Inc.*	14,100	120,555
Snyder's-Lance, Inc.	7,700	385,616
SP Plus Corp.*	2,400	89,040
SpartanNash Co.	22,400	597,632
Spectrum Pharmaceuticals, Inc.*	19,200	363,840
Sprouts Farmers Market, Inc.*	3,900	94,965
Strayer Education, Inc.	850	76,143
Sucampo Pharmaceuticals, Inc. - Class A*	10,100	181,295
SUPERVALU, Inc.*	10,300	222,480
Surgery Partners, Inc.*1	8,200	99,220
Team, Inc.*1	10,700	159,430
Tejon Ranch Co.*	2,800	58,128
Textainer Group Holdings Ltd.*1	16,800	361,200
Tivity Health, Inc.*	8,400	307,020
TriNet Group, Inc.*	8,000	354,720
Triple-S Management Corp. - Class B*	15,500	385,175
TrueBlue, Inc.*	10,000	275,000
United Natural Foods, Inc.*	18,800	926,276
Vectrus, Inc.*	1,500	46,275
Viad Corp.	7,500	415,500
Volt Information Sciences, Inc.*	10,500	39,900
Weight Watchers International, Inc.*1	2,400	106,272
Weis Markets, Inc.	5,852	242,214
WellCare Health Plans, Inc.*	600	120,666
		36,443,187
Energy – 7.1%
Adams Resources & Energy, Inc.[1]	1,975	85,912
Andeavor	2,502	286,079
Approach Resources, Inc.*1	25,900	76,664
Archrock, Inc.	41,700	437,850
Basic Energy Services, Inc.*	6,400	150,208
Bill Barrett Corp.*	37,100	190,323
Bristow Group, Inc.	11,200	150,864
C&J Energy Services, Inc.*	5,000	167,350
California Resources Corp.*1	12,800	248,832
Callon Petroleum Co.*1	34,900	424,035
Carrizo Oil & Gas, Inc.*	5,200	110,656
Cloud Peak Energy, Inc.*	20,400	90,780
CNX Resources Corp.*	6,600	96,558
CONSOL Energy, Inc.*	825	32,596
Contango Oil & Gas Co.*	13,400	63,114
CVR Energy, Inc.[1]	4,700	175,028

Vericimetry U.S. Small Cap Value Fund

SCHEDULE OF INVESTMENTS (Continued)

As of December 31, 2017 (Unaudited)

	Number of Shares	Value

COMMON STOCKS (Continued)
Energy (Continued)
Dawson Geophysical Co.*	5,700	$28,329
Delek U.S. Holdings, Inc.	47,738	1,667,966
Denbury Resources, Inc.*	46,900	103,649
Diamond Offshore Drilling, Inc.*1	25,600	475,904
Dril-Quip, Inc.*	8,400	400,680
Ensco PLC - Class A1	81,979	484,496
Era Group, Inc.*	10,200	109,650
Exterran Corp.*	8,900	279,816
First Solar, Inc.*	2,400	162,048
FutureFuel Corp.	10,400	146,536
Green Plains, Inc.	16,000	269,600
Gulf Island Fabrication, Inc.	5,500	73,838
Hallador Energy Co.	10,100	61,509
Helix Energy Solutions Group, Inc.*	35,700	269,178
Matador Resources Co.*	15,900	494,967
Matrix Service Co.*	14,300	254,540
McDermott International, Inc.*	102,640	675,371
MRC Global, Inc.*	14,800	250,416
Murphy USA, Inc.*	1,500	120,540
Nabors Industries Ltd.	67,000	457,610
NACCO Industries, Inc. - Class A	4,391	165,321
Natural Gas Services Group, Inc.*	8,141	213,294
Newpark Resources, Inc.*	32,400	278,640
Noble Corp. plc*	19,300	87,236
Oasis Petroleum, Inc.*	59,800	502,918
Oil States International, Inc.*	13,000	367,900
Patterson-UTI Energy, Inc.	40,800	938,808
PBF Energy, Inc. - Class A1	41,200	1,460,540
PDC Energy, Inc.*1	17,100	881,334
Pioneer Energy Services Corp.*	22,500	68,625
ProPetro Holding Corp.*	3,100	62,496
QEP Resources, Inc.*1	32,100	307,197
Renewable Energy Group, Inc.*1	11,700	138,060
REX American Resources Corp.*	4,318	357,487
Ring Energy, Inc.*	12,500	173,750
Rowan Cos. Plc - Class A*	42,800	670,248
RPC, Inc.[1]	20,900	533,577
RSP Permian, Inc.*	14,550	591,894
SEACOR Holdings, Inc.*	10,254	473,940
SemGroup Corp. - Class A	12,800	386,560
SM Energy Co.	6,400	141,312
SRC Energy, Inc.*	10,800	92,124
Stone Energy Corp.*	3,200	102,912
SunCoke Energy, Inc.*	34,600	414,854

Vericimetry U.S. Small Cap Value Fund

SCHEDULE OF INVESTMENTS (Continued)

As of December 31, 2017 (Unaudited)

	Number of Shares	Value

COMMON STOCKS (Continued)
Energy (Continued)
Superior Energy Services, Inc.*	13,500	$130,005
TETRA Technologies, Inc.*	77,400	330,498
Transocean Ltd.*1	59,900	639,732
Unit Corp.*	20,100	442,200
Warrior Met Coal, Inc.	14,300	359,645
Whiting Petroleum Corp.*1	11,900	315,112
WildHorse Resource Development Corp.*1	6,200	114,142
WPX Energy, Inc.*	29,250	411,547
		21,727,400
Financial – 26.9%
1st Source Corp.[1]	10,812	534,653
Access National Corp.	3,702	103,064
ACNB Corp.	2,100	62,055
Air Lease Corp.	12,700	610,743
Aircastle Ltd.	19,560	457,508
Alexander & Baldwin, Inc.	3,900	108,186
Allegiance Bancshares, Inc.*	800	30,120
Ambac Financial Group, Inc.*	11,800	188,564
American Equity Investment Life Holding Co.	44,890	1,379,470
American National Bankshares, Inc.	1,366	52,318
American National Insurance Co.	1,900	243,675
American River Bankshares	1,300	19,825
Ameris Bancorp	5,000	241,000
AMERISAFE, Inc.	7,688	473,581
AmeriServ Financial, Inc.	6,700	27,805
Ames National Corp.[1]	500	13,925
Argo Group International Holdings Ltd.	8,794	542,150
Arrow Financial Corp.	3,535	120,013
Artisan Partners Asset Management, Inc. - Class A	8,300	327,850
Aspen Insurance Holdings Ltd.	5,060	205,436
Associated Banc-Corp	9,400	238,760
Atlantic Coast Financial Corp.*	3,000	28,290
Atlas Financial Holdings, Inc.*	2,500	51,375
Baldwin & Lyons, Inc. - Class B	7,000	167,650
BancFirst Corp.	2,384	121,942
Bancorp, Inc.*	18,300	180,804
BancorpSouth Bank	14,500	456,025
Bank Mutual Corp.	11,501	122,486
Bank of Commerce Holdings	9,300	106,950
Bank of Hawaii Corp.	1,700	145,690
Bank of Marin Bancorp	1,055	71,740
BankFinancial Corp.	9,450	144,963
Bankwell Financial Group, Inc.	1,600	54,944

Vericimetry U.S. Small Cap Value Fund

SCHEDULE OF INVESTMENTS (Continued)

As of December 31, 2017 (Unaudited)

	Number of Shares	Value

COMMON STOCKS (Continued)
Financial (Continued)
Banner Corp.	3,110	$171,423
Bar Harbor Bankshares[1]	5,854	158,117
Bear State Financial, Inc.	4,900	50,127
Beneficial Bancorp, Inc.	8,600	141,470
Berkshire Hills Bancorp, Inc.	9,036	330,718
Blue Hills Bancorp, Inc.	3,500	70,350
BOK Financial Corp.	2,400	221,568
Boston Private Financial Holdings, Inc.	11,900	183,855
Bridge Bancorp, Inc.	2,300	80,500
Brookline Bancorp, Inc.	25,600	401,920
Bryn Mawr Bank Corp.	477	21,083
C&F Financial Corp.	500	29,000
Camden National Corp.	4,271	179,937
Cannae Holdings, Inc.*	17,400	296,322
Capital City Bank Group, Inc.	4,745	108,850
Capitol Federal Financial, Inc.	29,900	400,959
Carolina Financial Corp.	3,600	133,740
Cass Information Systems, Inc.	1,540	89,643
Cathay General Bancorp	18,000	759,060
CenterState Bank Corp.	8,200	210,986
Central Pacific Financial Corp.	3,000	89,490
Central Valley Community Bancorp	7,760	156,597
Century Bancorp, Inc. - Class A	815	63,774
Charter Financial Corp.	2,700	47,358
Chemical Financial Corp.	11,490	614,370
Chemung Financial Corp.	970	46,657
Citizens & Northern Corp.	700	16,800
City Holding Co.	3,499	236,078
Civista Bancshares, Inc.[1]	5,240	115,280
Clifton Bancorp, Inc.	6,400	109,440
CNB Financial Corp.	4,430	116,243
CNO Financial Group, Inc.	54,580	1,347,580
CoBiz Financial, Inc.	6,400	127,936
Codorus Valley Bancorp, Inc.[1]	1,173	32,293
Colony Bankcorp, Inc.	3,800	55,290
Columbia Banking System, Inc.	15,000	651,600
Community Bank System, Inc.	4,872	261,870
Community Bankers Trust Corp.*	3,286	26,781
Community Financial Corp.[1]	900	34,470
Community Trust Bancorp, Inc.	1,580	74,418
ConnectOne Bancorp, Inc.	6,100	157,075
County Bancorp, Inc.	2,700	80,352
Cowen, Inc.*	6,650	90,773
Crawford & Co. - Class B	8,300	79,846

Vericimetry U.S. Small Cap Value Fund

SCHEDULE OF INVESTMENTS (Continued)

As of December 31, 2017 (Unaudited)

	Number of Shares	Value

COMMON STOCKS (Continued)
Financial (Continued)
Customers Bancorp, Inc.*	6,050	$157,240
CVB Financial Corp.	16,200	381,672
Dime Community Bancshares, Inc.	4,900	102,655
Donegal Group, Inc. - Class A	5,031	87,036
Eagle Bancorp, Inc.*	2,137	123,732
eHealth, Inc.*	6,450	112,037
EMC Insurance Group, Inc.	7,749	222,319
Employers Holdings, Inc.	18,200	808,080
Encore Capital Group, Inc.*1	8,000	336,800
Enova International, Inc.*	10,200	155,040
Enstar Group Ltd.*	2,100	421,575
Entegra Financial Corp.*	2,300	67,275
Enterprise Bancorp, Inc.[1]	4,500	153,225
Enterprise Financial Services Corp.	4,500	203,175
ESSA Bancorp, Inc.	11,128	174,376
Evans Bancorp, Inc.	2,900	121,510
Evercore, Inc. - Class A	1,000	90,000
Farmers Capital Bank Corp.	2,000	77,000
Farmers National Banc Corp.	5,600	82,600
FBL Financial Group, Inc. - Class A	14,400	1,002,960
Federal Agricultural Mortgage Corp. - Class C	7,808	610,898
Fidelity Southern Corp.	6,407	139,673
Financial Institutions, Inc.	8,730	271,503
First American Financial Corp.	7,460	418,058
First Bancorp, Inc.[1]	3,070	83,596
First BanCorp/Puerto Rico*	48,800	248,880
First Bancorp/Southern Pines NC1	5,900	208,329
First Bancshares, Inc.[1]	1,086	37,141
First Bank/Hamilton NJ	1,300	18,005
First Busey Corp.	14,229	426,016
First Business Financial Services, Inc.	1,212	26,809
First Citizens BancShares, Inc. - Class A	1,100	443,300
First Commonwealth Financial Corp.	33,960	486,307
First Community Bancshares, Inc.	5,200	149,396
First Defiance Financial Corp.	7,850	407,964
First Financial Bancorp	12,900	339,915
First Financial Bankshares, Inc.[1]	5,900	265,795
First Financial Corp.	3,081	139,723
First Financial Northwest, Inc.	5,400	83,754
First Horizon National Corp.	27,608	551,884
First Internet Bancorp	3,100	118,265
First Interstate BancSystem, Inc. - Class A	7,926	317,436
First Merchants Corp.	12,605	530,166
First Mid-Illinois Bancshares, Inc.	1,732	66,751

Vericimetry U.S. Small Cap Value Fund

SCHEDULE OF INVESTMENTS (Continued)

As of December 31, 2017 (Unaudited)

	Number of Shares	Value

COMMON STOCKS (Continued)
Financial (Continued)
First Midwest Bancorp, Inc.	28,600	$686,686
First of Long Island Corp.	5,025	143,213
First United Corp.*	6,300	109,935
Flagstar Bancorp, Inc.*	7,400	276,908
Flushing Financial Corp.	8,900	244,750
FNB Corp.	43,652	603,271
Forestar Group, Inc.*	11,300	248,600
Fulton Financial Corp.	56,400	1,009,560
GAIN Capital Holdings, Inc.	5,200	52,000
Genworth Financial, Inc. - Class A*	34,500	107,295
German American Bancorp, Inc.	6,387	225,653
Glacier Bancorp, Inc.	13,400	527,826
Global Indemnity Ltd.*1	2,000	84,040
Great Southern Bancorp, Inc.	2,415	124,735
Great Western Bancorp, Inc.	4,960	197,408
Green Bancorp, Inc.*	9,500	192,850
Greenhill & Co., Inc.[1]	15,200	296,400
Greenlight Capital Re Ltd. - Class A*	4,200	84,420
Guaranty Bancorp	3,000	82,950
Guaranty Federal Bancshares, Inc.	965	21,230
Hallmark Financial Services, Inc.*	12,699	132,451
Hancock Holding Co.	22,700	1,123,650
Hanmi Financial Corp.	4,200	127,470
Hanover Insurance Group, Inc.	6,900	745,752
HCI Group, Inc.[1]	1,500	44,850
Health Insurance Innovations, Inc. - Class A*1	3,700	92,315
Heartland Financial USA, Inc.	3,500	187,775
Heritage Commerce Corp.	7,540	115,513
Heritage Financial Corp.	7,070	217,756
Heritage Insurance Holdings, Inc.[1]	7,400	133,348
HFF, Inc. - Class A	7,200	350,208
Hilltop Holdings, Inc.	17,547	444,466
HMN Financial, Inc.*	1,020	19,533
Home Bancorp, Inc.	3,920	169,422
HomeStreet, Inc.*	7,400	214,230
Hope Bancorp, Inc.	23,717	432,835
Horace Mann Educators Corp.	18,000	793,800
Horizon Bancorp	4,561	126,796
IBERIABANK Corp.	9,971	772,752
Independence Holding Co.	6,550	179,797
Independent Bank Corp.	4,889	109,269
Independent Bank Corp./Rockland MA	6,500	454,025
Independent Bank Group, Inc.	3,300	223,080
Infinity Property & Casualty Corp.	6,740	714,440

Vericimetry U.S. Small Cap Value Fund

SCHEDULE OF INVESTMENTS (Continued)

As of December 31, 2017 (Unaudited)

	Number of Shares	Value

COMMON STOCKS (Continued)
Financial (Continued)
International Bancshares Corp.	17,700	$702,690
INTL. FCStone, Inc.*	3,445	146,516
Investment Technology Group, Inc.	3,575	68,819
Investors Title Co.	1,000	198,350
Janus Henderson Group PLC	15,478	592,188
Kearny Financial Corp.	14,800	213,860
Kemper Corp.	22,330	1,538,537
Kingstone Cos., Inc.	2,600	48,880
Lakeland Bancorp, Inc.	13,435	258,624
Lakeland Financial Corp.	6,050	293,364
Legg Mason, Inc.	7,200	302,256
LPL Financial Holdings, Inc.	6,200	354,268
Macatawa Bank Corp.	4,200	42,000
Maiden Holdings Ltd.	37,040	244,464
MainSource Financial Group, Inc.	8,082	293,457
Malvern Bancorp, Inc.*1	2,546	66,705
Marlin Business Services Corp.	5,500	123,200
MB Financial, Inc.	12,543	558,414
MBIA, Inc.*1	20,800	152,256
MBT Financial Corp.	7,000	74,200
Mercantile Bank Corp.	4,830	170,837
Mercury General Corp.	14,100	753,504
Meridian Bancorp, Inc.	9,000	185,400
Meta Financial Group, Inc.	3,800	352,070
MGIC Investment Corp.*	59,400	838,134
MidSouth Bancorp, Inc.	3,200	42,400
MidWestOne Financial Group, Inc.	2,100	70,413
MutualFirst Financial, Inc.	2,626	101,232
National Bankshares, Inc.[1]	1,700	77,265
National Commerce Corp.*	2,600	104,650
National Western Life Group, Inc. - Class A	1,900	628,938
Nationstar Mortgage Holdings, Inc.*	8,200	151,700
Navigators Group, Inc.	19,666	957,734
NBT Bancorp, Inc.	5,400	198,720
Nelnet, Inc. - Class A	6,700	367,026
Nicolet Bankshares, Inc.*	2,265	123,986
NMI Holdings, Inc. - Class A*	29,500	501,500
Northeast Bancorp	2,410	55,792
Northrim BanCorp, Inc.	3,320	112,382
Northwest Bancshares, Inc.	20,108	336,407
Norwood Financial Corp.[1]	900	29,700
OceanFirst Financial Corp.	11,509	302,111
OFG Bancorp	17,700	166,380
Old Line Bancshares, Inc.	1,300	38,272

Vericimetry U.S. Small Cap Value Fund

SCHEDULE OF INVESTMENTS (Continued)

As of December 31, 2017 (Unaudited)

	Number of Shares	Value

COMMON STOCKS (Continued)
Financial (Continued)
Old National Bancorp	33,566	$585,727
Old Point Financial Corp.[1]	861	25,615
Old Second Bancorp, Inc.	14,600	199,290
Oppenheimer Holdings, Inc. - Class A	5,300	142,040
Opus Bank*	2,400	65,520
Oritani Financial Corp.	8,152	133,693
Orrstown Financial Services, Inc.	2,733	69,008
Pacific Premier Bancorp, Inc.*	5,778	231,120
Park National Corp.	2,100	218,400
Parke Bancorp, Inc.	2,904	59,677
Pathfinder Bancorp, Inc.	1,600	24,384
Peapack Gladstone Financial Corp.	3,895	136,403
Penns Woods Bancorp, Inc.	1,000	46,580
Peoples Bancorp, Inc.	1,800	58,716
Pinnacle Financial Partners, Inc.	13,823	916,465
Piper Jaffray Cos.	6,800	586,500
PRA Group, Inc.*1	3,100	102,920
Preferred Bank/Los Angeles CA	5,600	329,168
Premier Financial Bancorp, Inc.	3,930	78,914
Primerica, Inc.	2,200	223,410
ProAssurance Corp.	5,500	314,325
Provident Financial Holdings, Inc.	4,300	79,120
Provident Financial Services, Inc.	14,800	399,156
QCR Holdings, Inc.	2,640	113,124
R1 RCM, Inc.*	13,800	60,858
Radian Group, Inc.	20,600	424,566
RE/MAX Holdings, Inc. - Class A	900	43,650
Regional Management Corp.*	9,100	239,421
Renasant Corp.	13,203	539,871
Riverview Bancorp, Inc.[1]	12,348	107,057
RLI Corp.[1]	4,200	254,772
S&T Bancorp, Inc.	10,016	398,737
Safety Insurance Group, Inc.	6,550	526,620
Sandy Spring Bancorp, Inc.	4,031	157,290
Seacoast Banking Corp. of Florida*	7,875	198,529
Security National Financial Corp. - Class A*	6,442	34,143
Selective Insurance Group, Inc.	30,293	1,778,199
ServisFirst Bancshares, Inc.[1]	5,500	228,250
Shore Bancshares, Inc.	3,600	60,120
SI Financial Group, Inc.	3,700	54,390
Sierra Bancorp[1]	7,700	204,512
Simmons First National Corp. - Class A	6,432	367,267
SLM Corp.*	10,600	119,780
South State Corp.	5,889	513,226

Vericimetry U.S. Small Cap Value Fund

SCHEDULE OF INVESTMENTS (Continued)

As of December 31, 2017 (Unaudited)

	Number of Shares	Value

COMMON STOCKS (Continued)
Financial (Continued)
Southern First Bancshares, Inc.*	2,000	$82,500
Southern National Bancorp of Virginia, Inc.	3,504	56,169
Southside Bancshares, Inc.	7,666	258,191
St. Joe Co.*	4,500	81,225
State Auto Financial Corp.	15,545	452,670
State Bank Financial Corp.	9,400	280,496
Sterling Bancorp	68,296	1,680,082
Stewart Information Services Corp.	7,280	307,944
Stifel Financial Corp.	10,900	649,204
Stock Yards Bancorp, Inc.	4,450	167,765
Summit Financial Group, Inc.	4,001	105,306
Sutherland Asset Management Corp.	5,600	84,840
Synovus Financial Corp.	8,828	423,214
TCF Financial Corp.	13,500	276,750
Texas Capital Bancshares, Inc.*	3,800	337,820
Third Point Reinsurance Ltd.*	18,000	263,700
Timberland Bancorp, Inc.	4,878	129,511
Tiptree, Inc.	8,100	48,195
Tompkins Financial Corp.	2,729	222,004
Towne Bank/Portsmouth VA	7,392	227,304
Transcontinental Realty Investors, Inc.*	1,800	56,376
TriCo Bancshares	4,525	171,317
TriState Capital Holdings, Inc.*	6,900	158,700
Triumph Bancorp, Inc.*	5,400	170,100
TrustCo Bank Corp. NY	19,200	176,640
Trustmark Corp.	20,750	661,095
Two River Bancorp	1,890	34,266
Umpqua Holdings Corp.	50,724	1,055,059
Union Bankshares Corp.	11,809	427,132
United Bankshares, Inc.[1]	4,341	150,850
United Community Bancorp	2,295	48,654
United Community Banks, Inc.	16,200	455,868
United Community Financial Corp.	40,760	372,139
United Financial Bancorp, Inc.	7,289	128,578
United Fire Group, Inc.	17,370	791,725
United Insurance Holdings Corp.	3,006	51,854
United Security Bancshares/Fresno CA	8,200	90,200
Unity Bancorp, Inc.	3,303	65,234
Universal Insurance Holdings, Inc.	13,760	376,336
Univest Corp. of Pennsylvania	13,530	379,516
Valley National Bancorp	5,191	58,243
Veritex Holdings, Inc.*	8,900	245,551
Virtus Investment Partners, Inc.	1,100	126,555
Waddell & Reed Financial, Inc. - Class A1	20,100	449,034

Vericimetry U.S. Small Cap Value Fund

SCHEDULE OF INVESTMENTS (Continued)

As of December 31, 2017 (Unaudited)

	Number of Shares	Value

COMMON STOCKS (Continued)
Financial (Continued)
Walker & Dunlop, Inc.*	9,600	$456,000
Washington Federal, Inc.	28,200	965,850
Washington Trust Bancorp, Inc.	1,900	101,175
Waterstone Financial, Inc.	8,924	152,154
Webster Financial Corp.	9,240	518,918
WesBanco, Inc.	11,343	461,093
West Bancorporation, Inc.	2,220	55,833
Westamerica Bancorporation[1]	4,300	256,065
Western New England Bancorp, Inc.	13,581	148,033
Wintrust Financial Corp.	12,700	1,046,099
World Acceptance Corp.*	2,500	201,800
WSFS Financial Corp.	7,159	342,558
Xenith Bankshares, Inc.*	3,120	105,550
		82,857,867
Industrial – 19.7%
AAON, Inc.	9,400	344,980
AAR Corp.	18,300	719,007
Actuant Corp. - Class A	4,900	123,970
Advanced Energy Industries, Inc.*	1,300	87,724
Aegion Corp.*	16,389	416,772
Aerovironment, Inc.*	5,600	314,496
Air Transport Services Group, Inc.*	43,400	1,004,276
Alamo Group, Inc.	5,500	620,785
Albany International Corp. - Class A	3,600	221,220
Allied Motion Technologies, Inc.	4,006	132,559
American Railcar Industries, Inc.[1]	2,600	108,264
American Woodmark Corp.*	700	91,175
ArcBest Corp.	13,000	464,750
Ardmore Shipping Corp.*	5,900	47,200
Arotech Corp.*	10,300	36,565
Astec Industries, Inc.	4,397	257,225
Atlas Air Worldwide Holdings, Inc.*	17,050	999,982
AVX Corp.	10,700	185,110
Babcock & Wilcox Enterprises, Inc.*1	16,700	94,856
Barnes Group, Inc.	13,600	860,472
Bel Fuse, Inc. - Class B	2,780	69,987
Belden, Inc.	2,700	208,359
Benchmark Electronics, Inc.*	23,800	692,580
Berry Global Group, Inc.*	2,920	171,316
Brady Corp. - Class A	5,300	200,870
Briggs & Stratton Corp.	20,700	525,159
BWX Technologies, Inc.	6,800	411,332
Casella Waste Systems, Inc. - Class A*	11,100	255,522

Vericimetry U.S. Small Cap Value Fund

SCHEDULE OF INVESTMENTS (Continued)

As of December 31, 2017 (Unaudited)

	Number of Shares	Value

COMMON STOCKS (Continued)
Industrial (Continued)
Celadon Group, Inc.[1]	20,500	$131,200
Chart Industries, Inc.*1	10,600	496,716
Chase Corp.	1,100	132,550
Chicago Bridge & Iron Co. N.V.[1]	7,300	117,822
Coherent, Inc.*	3,739	1,055,221
Columbus McKinnon Corp.	7,600	303,848
Comfort Systems USA, Inc.	4,700	205,155
Control4 Corp.*	4,000	119,040
Core Molding Technologies, Inc.	3,200	69,440
Covenant Transportation Group, Inc. - Class A*	8,142	233,920
Cree, Inc.*	19,800	735,372
CTS Corp.	10,900	280,675
Cubic Corp.	9,200	542,340
Curtiss-Wright Corp.	11,600	1,413,460
DHT Holdings, Inc.	28,600	102,674
DMC Global, Inc.	6,300	157,815
Dorian LPG Ltd.*	11,471	94,292
Ducommun, Inc.*	8,022	228,226
Eastern Co.	2,500	65,375
Echo Global Logistics, Inc.*	17,000	476,000
Electro Scientific Industries, Inc.*	9,350	200,371
EMCOR Group, Inc.	7,500	613,125
Encore Wire Corp.	8,300	403,795
EnPro Industries, Inc.	1,700	158,967
ESCO Technologies, Inc.	2,900	174,725
Esterline Technologies Corp.*	8,340	622,998
Fabrinet*	1,900	54,530
FARO Technologies, Inc.*	4,400	206,800
Federal Signal Corp.	21,000	421,890
Fluidigm Corp.*	26,200	154,318
Forterra, Inc.*1	15,300	169,830
FreightCar America, Inc.[1]	4,700	80,276
GasLog Ltd.	13,700	304,825
GATX Corp.	18,640	1,158,662
Gencor Industries, Inc.*	7,200	119,160
Generac Holdings, Inc.*	3,900	193,128
General Cable Corp.	17,300	512,080
General Finance Corp.*	10,700	72,760
Gibraltar Industries, Inc.*1	16,950	559,350
Global Brass & Copper Holdings, Inc.	2,200	72,820
Golar LNG Ltd.[1]	10,900	324,929
Granite Construction, Inc.	9,850	624,785
Greenbrier Cos., Inc.[1]	14,400	767,520
Greif, Inc. - Class A	8,900	539,162

Vericimetry U.S. Small Cap Value Fund

SCHEDULE OF INVESTMENTS (Continued)

As of December 31, 2017 (Unaudited)

	Number of Shares	Value

COMMON STOCKS (Continued)
Industrial (Continued)
Griffon Corp.	22,230	$452,380
Hardinge, Inc.	9,900	172,458
Harsco Corp.*	12,600	234,990
Haynes International, Inc.	3,200	102,560
Heartland Express, Inc.	5,900	137,706
Heritage-Crystal Clean, Inc.*	5,800	126,150
Hornbeck Offshore Services, Inc.*1	16,900	52,559
Hub Group, Inc. - Class A*	11,500	550,850
Hurco Cos., Inc.	4,902	206,864
Hyster-Yale Materials Handling, Inc.	4,080	347,453
IES Holdings, Inc.*	13,300	229,425
II-VI, Inc.*1	18,870	885,946
International Seaways, Inc.*	3,200	59,072
Itron, Inc.*	2,300	156,860
John Bean Technologies Corp.	1,700	188,360
Kadant, Inc.	6,990	701,796
Kaman Corp.	2,000	117,680
KapStone Paper and Packaging Corp.	11,100	251,859
KBR, Inc.	23,400	464,022
KEMET Corp.*	9,200	138,552
Kennametal, Inc.	18,000	871,380
Kimball Electronics, Inc.*	16,200	295,650
Kirby Corp.*	1,600	106,880
KLX, Inc.*	10,700	730,275
Knight-Swift Transportation Holdings, Inc.	6,300	275,436
Lawson Products, Inc.*	1,646	40,739
Layne Christensen Co.*	6,500	81,575
LB Foster Co. - Class A*	6,600	179,190
Louisiana-Pacific Corp.*	12,960	340,330
LSB Industries, Inc.*	8,800	77,088
LSI Industries, Inc.	6,200	42,656
Lydall, Inc.*	7,338	372,403
Manitowoc Co., Inc.*	5,700	224,238
Marten Transport Ltd.	27,000	548,100
MasTec, Inc.*	16,444	804,934
Methode Electronics, Inc.	2,730	109,473
Moog, Inc. - Class A*	5,600	486,360
MSA Safety, Inc.	2,400	186,048
Mueller Industries, Inc.	2,100	74,403
Mueller Water Products, Inc. - Class A	6,901	86,470
Multi-Color Corp.	3,238	242,364
Myers Industries, Inc.	4,500	87,750
MYR Group, Inc.*	5,100	182,223
National Presto Industries, Inc.	600	59,670

Vericimetry U.S. Small Cap Value Fund

SCHEDULE OF INVESTMENTS (Continued)

As of December 31, 2017 (Unaudited)

	Number of Shares	Value

COMMON STOCKS (Continued)
Industrial (Continued)
NCI Building Systems, Inc.*	4,600	$88,780
NL Industries, Inc.*	12,100	172,425
NN, Inc.	9,400	259,440
Nordson Corp.	1,700	248,880
Northwest Pipe Co.*	3,100	59,334
Novanta, Inc.*	1,350	67,500
Olympic Steel, Inc.	8,500	182,665
Orion Group Holdings, Inc.*	15,100	118,233
Oshkosh Corp.	1,900	172,691
Owens-Illinois, Inc.*	3,400	75,378
PAM Transportation Services, Inc.*	5,006	174,109
Park Electrochemical Corp.	4,700	92,355
Park-Ohio Holdings Corp.	3,300	151,635
Patrick Industries, Inc.*	5,640	391,698
Plexus Corp.*	7,000	425,040
Powell Industries, Inc.	2,600	74,490
Primoris Services Corp.	9,600	261,024
Quanex Building Products Corp.	9,000	210,600
Radiant Logistics, Inc.*	12,500	57,500
Raven Industries, Inc.	3,100	106,485
Regal Beloit Corp.	5,900	451,940
Rexnord Corp.*	8,800	228,976
Roadrunner Transportation Systems, Inc.*	11,900	91,749
Rogers Corp.*1	2,900	469,568
Saia, Inc.*1	10,800	764,100
Sanmina Corp.*	33,490	1,105,170
Scorpio Tankers, Inc.	36,910	112,576
Ship Finance International Ltd.	15,765	244,358
SigmaTron International, Inc.*	3,300	33,462
SPX Corp.*	7,900	247,981
SPX FLOW, Inc.*	4,900	232,995
Standex International Corp.	500	50,925
Sterling Construction Co., Inc.*	5,600	91,168
Stoneridge, Inc.*	9,000	205,740
Summit Materials, Inc. - Class A*	10,254	322,386
SunPower Corp.*1	11,200	94,416
SYNNEX Corp.	11,200	1,522,640
Tech Data Corp.*	9,925	972,352
Teekay Corp.[1]	14,600	136,072
Teekay Tankers Ltd. - Class A1	39,000	54,600
Teledyne Technologies, Inc.*	5,000	905,750
Terex Corp.	25,100	1,210,322
Tetra Tech, Inc.	11,850	570,577
TimkenSteel Corp.*	10,900	165,571

Vericimetry U.S. Small Cap Value Fund

SCHEDULE OF INVESTMENTS (Continued)

As of December 31, 2017 (Unaudited)

	Number of Shares	Value

COMMON STOCKS (Continued)
Industrial (Continued)
TopBuild Corp.*	13,900	$1,052,786
Transcat, Inc.*	5,141	73,259
Tredegar Corp.	15,492	297,446
Trex Co., Inc.*	5,200	563,628
TriMas Corp.*	8,300	222,025
Trinseo S.A.	4,900	355,740
Triumph Group, Inc.[1]	9,000	244,800
TTM Technologies, Inc.*1	58,044	909,549
Tutor Perini Corp.*	23,500	595,725
Twin Disc, Inc.*	1,800	47,826
Universal Forest Products, Inc.	23,850	897,237
USA Truck, Inc.*	8,400	152,292
Vishay Intertechnology, Inc.	44,450	922,337
Vishay Precision Group, Inc.*	13,900	349,585
VSE Corp.	5,600	271,208
Watts Water Technologies, Inc. - Class A	3,400	258,230
Werner Enterprises, Inc.	14,800	572,020
Willis Lease Finance Corp.*	3,500	87,395
XPO Logistics, Inc.*	17,612	1,613,083
ZAGG, Inc.*	13,760	253,872
Zebra Technologies Corp. - Class A*	1,000	103,800
		60,741,136
Technology – 5.7%
Actua Corp.*	11,600	180,960
Acxiom Corp.*1	6,200	170,872
Agilysys, Inc.*	4,700	57,716
Allscripts Healthcare Solutions, Inc.*	6,400	93,120
Alpha & Omega Semiconductor Ltd.*	20,050	328,018
Amkor Technology, Inc.*1	63,600	639,180
Avid Technology, Inc.*	8,600	46,354
AXT, Inc.*	14,450	125,715
Brooks Automation, Inc.	26,000	620,100
Cabot Microelectronics Corp.	2,800	263,424
CACI International, Inc. - Class A*	12,200	1,614,670
Cavium, Inc.*	1,592	133,457
CEVA, Inc.*	2,400	110,760
Cirrus Logic, Inc.*	6,200	321,532
Cohu, Inc.	13,994	307,168
Convergys Corp.	27,200	639,200
CSG Systems International, Inc.	1,700	74,494
Cypress Semiconductor Corp.	36,453	555,544
Digi International, Inc.*	8,400	80,220
Digital Turbine, Inc.*1	30,800	55,132

Vericimetry U.S. Small Cap Value Fund

SCHEDULE OF INVESTMENTS (Continued)

As of December 31, 2017 (Unaudited)

	Number of Shares	Value

COMMON STOCKS (Continued)
Technology (Continued)
Diodes, Inc.*	19,100	$547,597
DSP Group, Inc.*	11,400	142,500
Ebix, Inc.[1]	13,270	1,051,647
Engility Holdings, Inc.*	4,506	127,835
Entegris, Inc.	15,350	467,407
ExlService Holdings, Inc.*	3,410	205,794
FormFactor, Inc.*	19,036	297,913
InnerWorkings, Inc.*	4,400	44,132
Inovalon Holdings, Inc. - Class A*1	9,300	139,500
Insight Enterprises, Inc.*	15,600	597,324
IXYS Corp.*	15,100	361,645
Key Tronic Corp.*	7,700	52,591
Kulicke & Soffa Industries, Inc.*	37,200	905,262
ManTech International Corp. - Class A	13,980	701,656
MaxLinear, Inc.*	5,833	154,108
Mercury Systems, Inc.*	9,400	482,690
MKS Instruments, Inc.	13,300	1,256,850
MTS Systems Corp.	2,700	144,990
NetScout Systems, Inc.*	12,600	383,670
NetSol Technologies, Inc.*	6,082	28,890
PAR Technology Corp.*	3,200	29,920
pdvWireless, Inc.*	1,900	60,990
Photronics, Inc.*	41,100	350,377
Presidio, Inc.*	5,600	107,352
QAD, Inc. - Class A	2,200	85,470
Ribbon Communications, Inc.*	8,700	67,251
Rudolph Technologies, Inc.*	6,470	154,633
Seachange International, Inc.*	20,800	81,744
Sigma Designs, Inc.*	10,800	75,060
Stratasys Ltd.*1	3,000	59,880
Super Micro Computer, Inc.*	9,218	192,887
Sykes Enterprises, Inc.*	11,797	371,016
Syntel, Inc.*	4,500	103,455
Take-Two Interactive Software, Inc.*	2,000	219,560
Ultra Clean Holdings, Inc.*	11,250	259,763
Verint Systems, Inc.*	2,800	117,180
Virtusa Corp.*	4,500	198,360
Xcerra Corp.*	11,800	115,522
Zynga, Inc. - Class A*	117,300	469,200
		17,631,257
Utilities – 0.1%
Ameresco, Inc. - Class A*	19,413	166,952

Vericimetry U.S. Small Cap Value Fund

SCHEDULE OF INVESTMENTS (Continued)

As of December 31, 2017 (Unaudited)

	Number of Shares	Value

COMMON STOCKS (Continued)
Total Common Stocks (Cost $205,601,052)		$296,664,600
Preferred Stocks – 0.0%
Diversified – 0.0%
Steel Partners Holdings LP
6.00%, 2/7/2026[2]	2,291	48,558
Total Preferred Stocks (Cost $49,880)		48,558

	Principal Amount

Corporate Bonds – 0.0%
Industrial – 0.0%
Mueller Industries, Inc.
6.00%, 3/1/2027[2]	$22,000	22,495
Total Corporate Bonds (Cost $22,000)		22,495

	Number of Shares

Exchange-Traded Funds – 0.7%
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 3X Shares ETF*1	32,200	977,270
SPDR S&P Metals & Mining ETF	9,888	359,627
SPDR S&P Oil & Gas Equipment & Services ETF[1]	48,400	829,092
Total Exchange-Traded Funds (Cost $1,643,466)		2,165,989

Rights – 0.0%
FINANCIAL – 0.0%
First Eagle Holdings, Inc.*	8,200	—

Total Rights (Cost $—)		—

Money Market Investments – 9.7%
Blackrock Liquidity Funds FedFund Portfolio, 1.26%[3,4]	7,657,644	7,657,644
Federated Treasury Obligations Fund - Class Institutional, 1.11%[3]	7,093,535	7,093,535
Invesco Government & Agency Portfolio, 1.30%[3,4]	15,031,935	15,031,935
Total Money Market Investments (Cost $29,783,114)		29,783,114

Total Investments – 106.8% (Cost $237,099,512)		328,684,756
Liabilities less other assets – (6.8)%		(20,886,806)

Total Net Assets – 100.0%		$307,797,950

Vericimetry U.S. Small Cap Value Fund

SCHEDULE OF INVESTMENTS (Continued)

As of December 31, 2017 (Unaudited)

LP – Limited Partnership

PLC – Public Limited Company

*	Non-income producing security.
[1]	All or a portion of shares are on loan. Total loaned securities had a fair value of $21,164,960 at December 31, 2017.
[2]	Callable.
[3]	Variable rate security; the rate shown represents the rate at December 31, 2017.
[4]	Investments purchased with cash proceeds from securities lending. Total collateral had a fair value of $22,689,579 at December 31, 2017.

See accompanying Notes to Schedule of Investments.

Vericimetry Funds

NOTES TO SCHEDULE OF INVESTMENTS

As of December 31, 2017 (Unaudited)

1. Organization

Vericimetry Funds (the “Trust”), a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust consists of one diversified series of shares: the Vericimetry U.S. Small Cap Value Fund (the “Fund”). The Fund’s primary investment objective is to achieve long-term capital appreciation. The Fund commenced operations on December 27, 2011.

2. Significant Accounting Policies

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board, Accounting Standards Codification Topic 946, Financial Services – Investment Companies including FASB Accounting Standard Update ASU 2013-08.

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”) for investment companies. The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses. Actual results may differ from those estimates and disclosure of contingent assets and liabilities.

(a)	Investment Valuation –Investments in securities traded on a national securities exchange, including common stocks, exchange-traded funds and rights, are valued at the last reported sales price on the day of valuation. Securities traded on the Nasdaq National Market are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale or NOCP, the value of such securities will be at the mean between the most recent quoted bid and ask prices. Debt securities are valued on the basis of bid-side prices. Money market investments are valued at their traded net asset value. Short-term investments may be valued at amortized cost, when it approximates fair value. If amortized cost does not approximate fair value, short-term securities are reported at fair value. Securities for which market quotations are not readily available are valued at their estimated fair value as determined in good faith by Vericimetry Advisors LLC (the “Adviser”) under procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees (the “Board”).

Under GAAP, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels and described below:

Level 1 –	quoted prices for active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Quoted prices for identical or similar assets in markets that are not active. Inputs that are derived principally from or corroborated by observable market data. An adjustment to any observable input that is significant to the fair value may render the measurement to a Level 3 measurement.

Level 3 –	significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the fair values of the Fund’s investments in each category as of December 31, 2017:

Vericimetry Funds

NOTES TO SCHEDULE OF INVESTMENTS (Continued)

As of December 31, 2017 (Unaudited)

	Level 1	Level 2*	Level 3***	Total
Investments in Securities
Common Stocks*
Basic Materials	$14,620,060	$-	$-	$14,620,060
Communications	9,877,124	-	-	9,877,124
Consumer, Cyclical	52,525,347	74,270	-	52,599,617
Consumer, Non-Cyclical	36,443,187	-	-	36,443,187
Energy	21,727,400	-	-	21,727,400
Financial	82,857,867	-	-	82,857,867
Industrial	60,741,136	-	-	60,741,136
Technology	17,631,257	-	-	17,631,257
Utilities	166,952	-	-	166,952
Preferred Stocks
Diversified	48,558	-	-	48,558
Corporate Bonds**
Industrial	-	22,495	-	22,495
Exchange-Traded Funds	2,165,989	-	-	2,165,989
Rights	-	-	-	-
Money Market Investments	29,783,114	-	-	29,783,114
Total Investments in Securities	$328,587,991	$96,765	$-	$328,684,756

*	The Fund held a Level 1 security at December 31, 2017 which was classified as a Level 2 securities at September 30, 2017 because this security did not have any trading activity on September 29, 2017 the last business day of the fiscal year end and thus did not have a last reported sales price of the day. As a result, this security was valued in accordance with procedures established by and under the general supervision and responsibility of the Board. This Level 1 security which was held on September 29, 2017 was classified as a Level 2 security at that time. The amount of such transfers out of Level 2 into Level 1 at December 31, 2017 was $248,600.

**	All corporate bonds held in the Fund are classified as Level 2 securities.

***	There were no Level 3 securities as of December 31, 2017. There were no transfers into or out of Level 3 as of period end.

(b)	Securities Lending – The Fund is authorized to lend a portion of its portfolio securities (up to a maximum value of one-third of the Fund’s total asset value) for the purpose of seeking to earn additional income net of fees. The Fund may pay reasonable administrative and custodial fees in connection with the loan. A principal risk in lending portfolio securities, as with other extensions of credit, is the possible loss of rights in the collateral should the borrower fail financially. In addition, the Fund may be exposed to the risk that the sale of any collateral realized will not yield proceeds sufficient to replace the loaned securities. In determining whether to lend securities to a particular borrower, the Adviser (subject to oversight by the Board) will consider all relevant facts and circumstances, including the creditworthiness of the borrower. The loans would be made only to firms deemed by the Adviser to be of good standing, and when, in the judgment of the Adviser, the consideration that can be earned from securities loans of this type justifies the attendant risk. All loans are required to be secured continuously by collateral in cash, cash equivalents (negotiable certificates of deposit, bankers acceptances or letters of credit), or securities of the U.S. Government or its agencies maintained on a current basis at an amount at least equal to 102% of the current value of the securities loaned for domestic U.S. securities, (excluding Government Securities as defined below), and 105% of the current value of foreign equity loaned securities. Securities issued or guaranteed by the United States Government or its federal agencies or instrumentalities (“Government Securities”) may be maintained at 100% of current value. Collateral is received and maintained by the Fund’s securities lending agent concurrent with delivery of the loaned securities and kept in a segregated account or designated on the records of the custodian for the benefit of the Fund. The Fund will have the right to call a loan and obtain the securities loaned at any time on five days’ notice. While securities are on loan, the borrower will pay the Fund any income from the securities. Gain or loss in the value of securities loaned that may occur while the securities are on loan will be for the account of the Fund.

Vericimetry Funds

NOTES TO SCHEDULE OF INVESTMENTS (Continued)

As of December 31, 2017 (Unaudited)

The Fund may invest any cash collateral in portfolio securities and earn additional income or receive an agreed-upon amount of income from a borrower who has delivered equivalent collateral. Any such investment of cash collateral will subject the Fund to the related investment risks. The Fund will not have the right to vote on any securities having voting rights during the existence of the loan. The Fund will have the right to regain record ownership of loaned securities in order to exercise ownership rights such as voting rights, subscription rights and rights to dividends, interest or distributions.

At December 31 2017, the value of securities loaned by the Fund was $21,164,960 and the Fund received cash collateral of $22,689,579. Securities purchased via reinvestment of cash collateral received as part of the securities lending program consisted of institutional money market funds with overnight and continuous maturities.

Item 2. Controls and Procedures

(a) The registrant's certifying officer has concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act") (17 CFR 270.30a-3(c))) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-3(b) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that materially affected, or are reasonably likely to affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

Certification for the principal executive and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2(a)) – Filed as an attachment to this filing.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Vericimetry Funds

By:	/s/ Mendel Fygenson
Dr. Mendel Fygenson
President

Date:	February 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mendel Fygenson
Dr. Mendel Fygenson
President

Date:	February 26, 2018

By:	/s/ Michael Thill
Michael Thill
Treasurer

Date:	February 26, 2018